Discontinued Operations and Disposition (Details) - Schedule of Discontinued Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Discontinued Operations [Abstract]
Revenues			$ 237,431
Cost of revenues			160,810
Gross profit			76,621
Operating expenses			353,219
Other income, net			(45,125)
Loss before income taxes			(321,723)
Income tax expense			767
Loss from discontinued operations			(322,490)
Gain from disposal, net of taxes			347,990
Total income from discontinued operations			$ 25,500